Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total cost	$ 1,438,991	$ 1,434,830
Total accumulated depreciation	(582,799)	(544,094)
Property and equipment, net	856,192	890,736
Total depreciation expense	94,490	89,085	$ 83,993
Land
Property, Plant and Equipment [Line Items]
Total cost	142,262	158,634
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	623,612	633,747
Equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 673,117	$ 642,449